Parent Company Statements (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expenses:
Other expenses									$ 1,012,775	$ 930,899	$ 838,792
Income (loss) before income taxes									8,548,063	7,861,318	7,874,219
Benefit for income taxes									2,456,000	2,095,000	1,953,000
Equity in undistributed net income:
Net income attributable to Oneida Financial Corp.	1,622,000	1,021,000	1,492,000	1,950,000	1,795,000	65,000	1,899,000	2,002,000	6,086,188	5,760,418	5,729,281
Oneida Financial Corp.
Revenue:
Dividends from subsidiary									3,300,000	5,000,000	0
Interest on investments and deposits									15,333	20,300	71,743
Total revenue									3,315,333	5,020,300	71,743
Expenses:
Compensations and benefits									246,736	198,095	420,000
Other expenses									279,845	230,393	186,171
Total expenses									526,581	428,488	606,171
Income (loss) before income taxes									2,788,752	4,591,812	(534,428)
Benefit for income taxes									(198,000)	(157,000)	(207,000)
Income (loss) before equity in undistributed net income of subsidiary									2,986,752	4,748,812	(327,428)
Equity in undistributed net income:
Subsidiary bank									3,099,436	1,011,606	6,056,709
Net income attributable to Oneida Financial Corp.									$ 6,086,188	$ 5,760,418	$ 5,729,281